UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/2000 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: Associate General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      02/14/2001

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                96
FORM 13F Information Table Value Total:                           316,276,630.12

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR              INVESTMENT       MGRS  VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              DISCRETION                 (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER        SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Andina (Embotelladora Andina) ADR     29081P204            177,600.00            14,800.00 X                   1                 X
Andina (Embotelladora Andina) ADR     29081P204            498,000.00            41,500.00 X                   1     X
Aracruz                       ADR     038496204            336,093.75            22,500.00 X                   1          X
Aracruz                       ADR     038496204         13,336,200.00           892,800.00 X                   1     X
Banco Edwards                 ADR     059504100            481,504.50            35,667.00 X                   1                 X
Banco BHIF                    ADR     073297103          2,390,737.50           161,400.00 X                   1     X
Banco Edwards                 ADR     059504100            315,211.50            23,349.00 X                   1          X
Banco Ganadero                ADS     059594507             21,100.00            21,100.00 X                   1                 X
Banco Santander (Banco Osorno ADR     05965F108          1,060,111.25            70,090.00 X                   1                 X
Banco Edwards                 ADR     059504100          3,151,764.00           233,464.00 X                   1     X
Bancolombia                   ADR     05968L102            105,000.00            52,500.00 X                   1          X
Bancolombia                   ADR     05968L102            257,200.00           128,600.00 X                   1     X
Buenaventura                  ADR     204448104            264,842.50            18,265.00 X                   1          X
CANTV                         ADR     204421101          1,506,667.50            79,560.00 X                   1                 X
Buenaventura                  ADR     204448104          7,767,055.50           535,659.00 X                   1     X
CANTV                         ADR     204421101            467,756.25            24,700.00 X                   1          X
CANTV                         ADR     204421101          7,690,518.75           406,100.00 X                   1          X
Cementos Mexicanos            ADR     151290889            586,543.56            32,473.00 X                   1          X
Chile Fund                    COU     168834109            785,531.25            93,100.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104            941,700.00            43,800.00 X                   1                 X
Cementos Mexicanos            ADR     151290889         12,437,945.88           688,606.00 X                   1     X
Concha y Toro                 ADS     927191106          3,010,800.00            77,200.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            573,750.00            68,000.00 X                   1          X
Copel (Cia. Par. de Energ.)   ADR     20441B407         13,917,656.25         1,649,500.00 X                   1     X
Credicorp Ltd.                ADR     G2519Y108          2,206,200.00           367,700.00 X                   1     X
Cristales                     ADR     226714103            265,331.25            15,900.00 X                   1          X
Endesa                        ADR     29244T101          1,070,752.50            98,460.00 X                   1                 X
Cristales                     ADR     226714103          6,394,650.00           383,200.00 X                   1     X
Endesa                        ADR     29244T101            133,762.50            12,300.00 X                   1          X
Enersis                       ADR     29274F104            813,869.63            46,177.00 X                   1                 X
Endesa                        ADR     29244T101          2,084,737.50           191,700.00 X                   1     X
Enersis                       ADR     29274F104            690,459.38            39,175.00 X                   1          X
Femsa                         ADR     344419106            513,222.63            17,179.00 X                   1                 X
Enersis                       ADR     29274F104         20,634,380.63         1,170,745.00 X                   1     X
Femsa                         ADR     344419106            794,675.00            26,600.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105          1,163,662.50            65,100.00 X                   1                 X
Femsa                         ADR     344419106         15,848,687.50           530,500.00 X                   1     X
Grupo Elektra (fka Grupo Feni GDR     40050A102             84,150.00            10,200.00 X                   1          X
Grupo Elektra (fka Grupo Feni GDR     40050A102          2,563,275.00           310,700.00 X                   1     X
Grupo Iusacell                ADR     40050B100            156,000.00            16,000.00 X                   1          X
Grupo Iusacell                ADR     40050B100          2,340,975.00           240,100.00 X                   1     X
Grupo Radio Centro            ADS     40049C102            590,625.00            75,000.00 X                   1     X
Grupo Televisa                GDR     40049J206            570,706.25            12,700.00 X                   1          X
Grupo Televisa                GDR     40049J206         11,190,066.63           249,014.00 X                   1     X
Grupo Tribasa                 ADS     40049F204              2,726.06             6,231.00 X                   1          X
Grupo Tribasa                 ADS     40049F204             31,009.56            70,879.00 X                   1          X
Gulf Indonesia                ADR     402284103             76,362.50             8,200.00 X                   1          X
Gulf Indonesia                ADR     402284103          1,971,921.88           211,750.00 X                   1     X
India Fund                    COU     454089103          3,013,062.50           248,500.00 X                   1                 X
ICA                           ADS     292448107            551,862.50           519,400.00 X                   1     X
Indosat                       ADR     715680104            234,740.63            25,550.00 X                   1     X
Infosys Technologies          ADR     456788108            562,725.00             6,100.00 X                   1                 X
Jardine Flemings India Fund   COU     471112102          1,700,681.13           190,286.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103          2,898,500.00            93,500.00 X                   1                 X
Indust. Credit and Invst. Cor ADR     44926P202          3,391,500.00           323,000.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103            926,900.00            29,900.00 X                   1          X
Labchile                      ADS     50540H104            673,887.50            37,700.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103         25,134,521.00           810,791.00 X                   1     X
Labchile                      ADS     50540H104          2,472,112.50           138,300.00 X                   1     X
Masisa (Maderas y Sinteticos) ADR     574799102            273,060.00            22,200.00 X                   1          X
Masisa (Maderas y Sinteticos) ADR     574799102         14,852,250.00         1,207,500.00 X                   1     X
Matav                         ADR     559776109          1,065,815.63            52,150.00 X                   1     X
Nortel                        ADR     656567401            203,200.00            25,400.00 X                   1          X
Nortel                        ADR     656567401          4,070,176.00           508,772.00 X                   1     X
Perez Companc SA              ADR     71367B103            851,828.13            54,517.00 X                   1                 X
Pao De Acucar (Brasil Distr.) ADR     20440T201          5,741,450.00           157,300.00 X                   1     X
Perez Companc SA              ADR     71367B103            380,437.50            24,348.00 X                   1          X
Perez Companc SA              ADR     71367B103          7,142,375.00           457,112.00 X                   1     X
Philippine Long Distance T.   ADR     718252604            728,531.25            40,900.00 X                   1          X
Philippine Long Distance T.   ADR     718252604         10,083,656.25           566,100.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         10,826,831.25           695,700.00 X                   1     X
Provida                       ADR     00709P108            123,525.00             6,100.00 X                   1          X
SK Telecom                    ADR     78440P108            166,822.50             7,080.00 X                   1          X
Provida                       ADR     00709P108          2,764,125.00           136,500.00 X                   1     X
SK Telecom                    ADR     78440P108         11,794,539.25           500,564.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            179,194.25            13,918.00 X                   1                 X
Santa Isabel                  ADR     802233106            518,256.25            82,100.00 X                   1     X
TV Azteca                     ADS     901145102             71,550.00             7,200.00 X                   1          X
Telecom Argentina             ADR     879273209            848,693.75            54,100.00 X                   1                 X
TV Azteca                     ADS     901145102          3,161,118.75           318,100.00 X                   1     X
Telecom Argentina             ADR     879273209             72,162.50             4,600.00 X                   1          X
Telecom Argentina             ADR     879273209          6,476,725.56           412,859.00 X                   1     X
Telefonos De Mexico           ADR     879403780            248,187.50             5,500.00 X                   1          X
Telefonos de Chile            ADR     204449300          1,745,035.94           132,325.00 X                   1                 X
Telefonos De Mexico           ADR     879403780          8,607,232.75           190,742.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109            306,175.00             7,400.00 X                   1          X
Telenordeste Celular Holding  ADR     87924W109          6,780,741.88           163,885.00 X                   1     X
Telenorte Celular Holding Co. ADR     87924Y105            573,750.00            17,000.00 X                   1     X
Telenorte Leste Wireline Co.  ADR     879246106             34,218.75             1,500.00 X                   1          X
Telenorte Leste Wireline Co.  ADR     879246106         14,773,876.88           647,622.00 X                   1     X
Telkom                        ADR     715684106            224,631.00            54,456.00 X                   1          X
Telkom                        ADR     715684106          2,424,279.00           587,704.00 X                   1     X
Tricom S.A.                   ADR     89612A100            749,068.00            93,400.00 X                   1     X
Ultrapar Participacoes        ADR     90400P101          1,849,200.00           220,800.00 X                   1     X
Unibanco                      GDR     90458E107            105,975.00             3,600.00 X                   1          X
Unibanco                      GDR     90458E107          9,623,943.00           326,928.00 X                   1     X